Income Taxes - Components of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of income taxes [line items]
Tax loss carryforwards	$ (83.5)	$ (78.3)
Other differences between basis: account x tax	(7.4)	(30.9)	$ 9.5
Deferred tax assets (liabilities), net	(167.0)	(322.5)	$ (408.2)	$ (370.1)
Total deferred tax liability	(304.7)	(370.6)
Components of deferred tax assets and liabilities [Member]
Disclosure of income taxes [line items]
Temporarily non-deductible provisions	167.0	111.8
Tax loss carryforwards	1.1	16.6
Functional currency effect of the non monetary assets	(316.5)	(428.8)
Gains not realized	33.0	20.8
Effect of differences by fixed asset	(55.1)	(39.0)
Other differences between basis: account x tax	3.5	(3.9)
Deferred tax assets (liabilities), net	(167.0)	(322.5)
Total deferred tax asset	137.7	48.1
Total deferred tax liability	$ (304.7)	$ (370.6)